Other Disclosures (Tables)	6 Months Ended
Jun. 30, 2022
Other Disclosures
Summary of transactions with related parties, Excluding VAT

	Six-Month Period Ended June 30,
	2022	2021
	USD ‘000	USD ‘000
Purchase of services from NB	39	41
Danish Legal Services	205	215

	June 30,	December 31,
	2022	2021
	USD ‘000	USD ‘000
Amounts owed to related parties	85	2
Amounts receivable from related parties	—	—